Shareholder Report, Average Annual Return (Details)	12 Months Ended	57 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
Adasina Social Justice All Cap Global ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.36%	7.48%
Dow Jones Global Index Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.11%	10.64%
Adasina Social Justice Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%	9.04%